UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21033

        Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
	August 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.9% (1.3% of Total Investments)
$ 680	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 651,399
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 33.8% (22.4% of Total Investments)
715	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A	734,062
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	BBB–	439,410
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	BBB–	84,627
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
135	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	BBB–	122,946
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
95	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	1/10 at 101.00	A	95,070
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series	7/10 at 100.00	N/R	500,975
	1998A, 5.000%, 7/01/20 – AMBAC Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	346,310
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
120	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	N/R	114,782
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of
	Hartford, Series 2002E:
590	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	589,416
1,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	860,720
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	11/09 at 100.00	AAA	1,001,080
	Series 2002W, 5.125%, 7/01/27
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	509,740
	Series 2003X-1, 5.000%, 7/01/42 (UB)
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,652,224
	Series2007Z-1, 5.000%, 7/01/42 (UB)
2,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	2,860,550
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
	University of Connecticut, General Obligation Bonds, Series 2006A:
450	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	500,450
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	528,490
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AA–	527,765
	11/15/22 – FGIC Insured
11,355	Total Education and Civic Organizations			11,468,617
	Health Care – 12.8% (8.5% of Total Investments)
300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	BBB–	250,533
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	7/10 at 101.00	BBB–	20,079
65	6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	BBB–	61,933
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
300	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	263,130
300	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	247,233
170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	BBB–	137,635
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured

1,190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	1,198,818
	Series 2006, 5.000%, 7/01/32 – FSA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital	7/12 at 101.00	BBB–	965,930
	and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured
25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	1/10 at 101.00	Baa1	24,057
	Series 1999G, 5.000%, 7/01/18 – NPFG Insured
1,170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	A1	1,169,918
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
4,540	Total Health Care			4,339,266
	Housing/Multifamily – 1.4% (0.9% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	476,605
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 6.3% (4.2% of Total Investments)
250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	245,790
	5.450%, 11/15/43 (Alternative Minimum Tax)
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	706,111
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
305	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	286,453
330	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	306,474
600	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	600,438
	4.650%, 11/15/27
2,185	Total Housing/Single Family			2,145,266
	Industrials – 2.7% (1.8% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	922,820
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Long-Term Care – 3.3% (2.1% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	286,512
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
205	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/09 at 100.00	BBB–	204,867
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families	7/12 at 101.00	N/R	433,215
	and Children Inc., Series 2002A, 5.000%, 7/01/19 – AMBAC Insured
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	181,638
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
1,225	Total Long-Term Care			1,106,232
	Tax Obligation/General – 14.0% (9.2% of Total Investments)
600	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	639,936
400	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	436,728
1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002,	4/12 at 101.00	AA+	1,384,148
	5.000%, 4/01/22
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	387,727
140	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	141,546
650	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A–	722,176
400	Suffield, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 6/15/21	No Opt. Call	AA	467,568
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17	10/15 at 100.00	AAA	569,430
4,355	Total Tax Obligation/General			4,749,259

	Tax Obligation/Limited – 16.6% (11.0% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
575	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	583,936
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	504,285
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	540,845
	5.375%, 10/01/13 – FSA Insured
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,758,461
	5.375%, 7/01/20 – FSA Insured
850	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	894,200
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	BBB	471,460
	7/01/31 – AMBAC Insured
430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	79,451
	0.000%, 7/01/32 – FGIC Insured
750	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	799,230
5,730	Total Tax Obligation/Limited			5,631,868
	Transportation – 6.5% (4.3% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	N/R	2,197,845
	5.375%, 12/01/15 – AMBAC Insured
	U.S. Guaranteed – 36.9% (24.4% of Total Investments) (4)
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,447,008
	University System, Series 2002D-2, 5.000%, 11/01/21 (Pre-refunded 11/01/11) – FSA Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
100	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB– (4)	105,811
30	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB– (4)	31,733
5	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	BBB– (4)	5,284
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	428,840
	Series 2001B, 5.000%, 3/01/32 (Pre-refunded 3/01/11) – FSA Insured
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20 (Pre-refunded 9/15/12)	9/12 at 101.00	Aa1 (4)	1,122,220
1,450	5.000%, 9/15/21 (Pre-refunded 9/15/12)	9/12 at 101.00	Aa1 (4)	1,627,219
250	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	N/R (4)	268,535
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	1,050,920
	(Pre-refunded 7/01/10) – FSA Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32	10/10 at 101.00	AAA	1,064,400
2,000	5.500%, 10/01/40	10/10 at 101.00	AAA	2,128,800
1,535	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation	5/11 at 101.00	Aa3 (4)	1,658,859
	Bonds, Series 2002, 5.000%, 5/01/22 (Pre-refunded 5/01/11) – FSA Insured
500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	554,765
	4/01/12) – FSA Insured
11,520	Total U.S. Guaranteed			12,494,394
	Utilities – 5.0% (3.3% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/09 at 101.50	Baa1	503,830
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
470	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	434,910
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	11/09 at 100.00	BBB	246,860
510	5.500%, 1/01/20 (Alternative Minimum Tax)	1/10 at 100.00	BBB	493,384
1,730	Total Utilities			1,678,984
	Water and Sewer – 10.0% (6.6% of Total Investments)
220	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	181,738
	Project, Series 200.7, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	865,463

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
690	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A	697,652
320	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A	318,150
130	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	121,850
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	A+	783,360
410	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	A+	413,317
3,305	Total Water and Sewer			3,381,530
$ 50,075	Total Investments (cost $50,418,744) – 151.2%			51,244,085
	Floating Rate Obligations – (10.2)%			(3,460,000)
	Other Assets Less Liabilities – 4.6%			1,563,513
	Preferred Shares, at Liquidation Value – (45.6)% (5)			(15,450,000)
	Net Assets Applicable to Common Shares – 100%			$ 33,897,598

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of
August 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$51,244,085	$ —	$51,244,085

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting
Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification.
Temporary and permanent differences do not impact the net asset value of the Fund.
At August 31, 2009, the cost of investments was $46,970,562.
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,975,910
Depreciation	(1,162,450)
Net unrealized appreciation (depreciation) of investments	$ 813,460

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.1%.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2009